Related Party Transactions (Details Narrative) (10-K) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 02, 2018	Jan. 28, 2014	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 28, 2015
Stock options granted to purchase common stock					900,000
Options, exercisable price per share			$ 0.629		$ 0.629		$ 0.608	$ 0.545
Options exercisable period					3 years 1 month 6 days		3 years 1 month 20 days
Eric Forman [Member]
Legal and consulting fees charged to operations for services rendered			$ 14,000	$ 12,000	$ 38,000	$ 36,000	$ 48,000	$ 48,000
General and Administrative Expense [Member]
Fair value of vesting option								$ 711,738
Fair value stock options price per share								$ 0.1779
Dr. John Kovach [Member]
Salaries			$ 15,000	$ 15,000	$ 45,000	$ 45,000	$ 60,000	$ 60,000
Consulting Agreement [Member] | Mr. Gil Schwartzberg [Member]
Stock options granted to purchase common stock		4,000,000
Options, exercisable price per share		$ 0.50
Options exercisable period		5 years
Number of stock options vested		2,000,000							2,000,000
Option extended period	Jan. 28, 2024